Accrued and Other Liabilities - Summary Of Other Long-term Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Deferred rent		$ 1,106	$ 1,193
Long-term lease liabilities		295	111
Total accrued and other long-term liabilities	$ 1,240	$ 1,401	$ 1,304